Consolidated Statements of Financial Position - CAD ($)	Apr. 30, 2021	Apr. 30, 2020
Current Assets
Cash and cash equivalents	$ 7,214,482	$ 11,837,162
Restricted cash	669,350	752,250
Short-term investments	30,044,870	30,456,461
Inventories	12,398,031
Prepaids and other receivables	279,478	351,396
Total current assets	50,606,211	43,397,269
Non-current Assets
Royalties and royalty options	25,577,108	27,256,357
Total non-current Assets	25,577,108	27,256,357
Total Assets	76,183,319	70,653,626
Current Liabilities
Accounts payable and accrued liabilities	506,944	399,558
Total current liabilities	506,944	399,558
Non-current Liability
Government loan payable	40,000	40,000
Total liabilities	546,944	439,558
Equity
Issued Capital	72,985,166	66,845,949
Warrant Reserves	6,352,151	7,076,311
Accumulated deficit	(7,885,993)	(6,842,984)
Accumulated other comprehensive income	4,185,051	3,134,792
Total equity	75,636,375	70,214,068
Total liabilities and equity	$ 76,183,319	$ 70,653,626